GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2018
GUARANTEE LIABILITIES
GUARANTEE LIABILITIES

16. GUARANTEE LIABILITIES

The movement of guarantee liabilities is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	493	76,325	173,907
Fair value of guarantee liabilities upon the inception of new guarantees	84,708	284,452	403,370
Guarantee settled	(6,893)	(184,586)	(257,953)
(Gains)/losses from guarantee liabilities	(1,983)	(2,284)	1,931
Balance at the end of the year	76,325	173,907	321,255

The terms of the guarantee range from 2 years to 4 years, as of December 31, 2016, 2017 and 2018.